Segmented information - Segmented Information (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018 CAD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2018 CAD ($) segment	Jun. 30, 2017 CAD ($)
Operating Segments [Abstract]
Number of operating segments | segment			3
Disclosure of operating segments [line items]
Operating revenues	$ 5,786	$ 5,688	$ 11,376	$ 11,024
Operating costs	(3,356)	(3,306)	(6,692)	(6,476)
Segment profit	2,430	2,382	4,684	4,548
Severance, acquisition and other costs	(24)	(36)	(24)	(120)
Depreciation and amortization	(1,008)	(977)	(2,000)	(1,886)
Interest expense	(246)	(238)	(486)	(472)
Interest on post-employment benefit obligations	(17)	(18)	(34)	(36)
Other income (expense)	(88)	(1)	(149)	16
Income taxes	(292)	(298)	(527)	(548)
Net earnings	755	814	1,464	1,502
BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,032	1,938	3,966	3,694
Severance, acquisition and other costs	(3)	0	(6)	(5)
Depreciation and amortization	(165)	(143)	(325)	(281)
BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	3,077	3,067	6,102	5,995
Severance, acquisition and other costs	(13)	(35)	(8)	(102)
Depreciation and amortization	(803)	(796)	(1,598)	(1,532)
BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	677	683	1,308	1,335
Severance, acquisition and other costs	(8)	(1)	(10)	(13)
Depreciation and amortization	(40)	(38)	(77)	(73)
Operating segments | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	2,046	1,949	3,992	3,716
Operating costs	(1,142)	(1,098)	(2,266)	(2,096)
Segment profit	904	851	1,726	1,620
Operating segments | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	3,135	3,117	6,219	6,094
Operating costs	(1,814)	(1,810)	(3,596)	(3,524)
Segment profit	1,321	1,307	2,623	2,570
Operating segments | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	791	796	1,540	1,547
Operating costs	(586)	(572)	(1,205)	(1,189)
Segment profit	205	224	335	358
Intersegment eliminations
Disclosure of operating segments [line items]
Operating revenues	(186)	(174)	(375)	(333)
Operating costs	186	174	375	333
Intersegment eliminations | BELL WIRELESS
Disclosure of operating segments [line items]
Operating revenues	14	11	26	22
Intersegment eliminations | BELL WIRELINE
Disclosure of operating segments [line items]
Operating revenues	58	50	117	99
Intersegment eliminations | BELL MEDIA
Disclosure of operating segments [line items]
Operating revenues	$ 114	$ 113	$ 232	$ 212